OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Other Long Term Liabilities [Abstract]
Summary of Brookfield Renewables other long-term liabilities
Brookfield Renewable’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	2021	2020
Contract liabilities	$635	$602
Lease liabilities	434	405
Regulatory liabilities(1)	130	3
Pension obligations	77	98
Concession payment liability	10	11
Due to related parties	34	11
Other	120	116
	$1,440	$1,246
(1)Regulatory liabilities are related to the regulated pricing mechanism at certain of Brookfield Renewable’s Spanish assets.